FAIR VALUE MEASUREMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

4. FAIR VALUE MEASUREMENTS

The following table provides the fair value measurement hierarchy of the Company’s assets and liabilities, except for those assets and liabilities that are short term in nature and approximate the fair values, as of the periods presented:

	Level 1	Level 2	Level 3	Total
As of March 31, 2021
Assets:
Investment – Cansativa	—	—	1,542	1,542
Total Assets	—	—	1,542	1,542
Liabilities:
Loans and borrowings	—	7,924	—	7,924
Warrant liability	—	—	23,912	23,912
Convertible notes	—	27,266	—	27,266
Total Liabilities	$—	$35,190	$23,912	$59,102

As of December 31, 2020
Assets:
Investment – Cansativa	—	—	1,553	1,553
Total Assets	$—	$—	$1,553	$1,553
Liabilities:
Loans and borrowings	$—	$6,701	$—	$6,701
Warrant liability	—	—	19,061	$19,061
Convertible notes	—	27,142	—	$27,142
Total Liabilities	$—	$33,843	$19,061	$52,904

During the three months ended March 31, 2021 and December 31, 2020, there were no transfers between fair value measurement levels.

4. FAIR VALUE MEASUREMENTS

The following table provides the fair value measurement hierarchy of the Company’s assets and liabilities, except for those assets and liabilities that are short term in nature and approximate the fair values, as of the periods presented:

	Level 1	Level 2	Level 3	Total
As of December 31, 2020
Assets:
Investment – Lift & Co	$—	$—	$—	$—
Investment – Cansativa	—	—	1,553	1,553
Total Assets	—	—	1,553	1,553
Liabilities:
Loans and borrowings	—	6,701	—	6,701
Warrant liability	—	—	19,061	19,061
Convertible notes	—	27,142	—	27,142
Total Liabilities (Restated)(a)	$—	$33,843	$19,061	$52,904

As of December 31, 2019
Assets:
Investment – Lift & Co	$319	$57	$—	$376
Investment – Cansativa	—	—	1,701	1,701
Total Assets	$319	$57	$1,701	$2,077
Liabilities:
Loans and borrowings	$—	$7,162	$—	$7,162
Convertible notes		26,566		$26,566
Total Liabilities	$—	$33,728	$—	$33,728

(a)      See Note 3. for information on the restatement adjustment as of December 31, 2020.

In September 2020, Lift & Co. (“Lift”) filed for bankruptcy protection under Section 49 of the Bankruptcy and Insolvency Act of Canada. In connection with the filing, the Company fully impaired its investment in Lift and as a result, the carrying value of the Company’s common stock and warrant ownership was $nil as of December 31, 2020.

During the year ended December 31, 2020 and December 31, 2019, there were no transfers between fair value measurement levels.